Segmented Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

24. Segmented Reporting

The Company carries on business through three separate geographic segments: Canada, the U.S. south and the U.S. northeast. The business segments are vertically integrated and include the collection and disposal of waste and recyclable materials, transfer station operations, material recovery facilities, landfills and landfill gas to energy facilities. The geographic location of each business segment limits the volume and number of transactions between them.

The Company has elected to exclude corporate costs in the determination of each business segment's performance. Corporate costs include certain executive, legal, accounting, internal audit, treasury, investor relations, corporate development, environmental management, information technology, human resources, sales and other administrative support costs. Corporate costs also include transaction and related costs, restricted share expense and fair value changes of stock options.

The accounting policies applied by the business segments are the same as those described in the summary of significant accounting policies (Note 3). The Company evaluates its segment performance based on revenues, less operating and selling, general and administration expenses.

		December 31
	2012	2011
Revenues
Canada	$776,814	$757,594
U.S. south	780,331	723,315
U.S. northeast	339,596	359,187
Corporate	-	-
	$1,896,741	$1,840,096

Revenues less operating and selling, general and administration expense
Canada	$278,461	$280,408
U.S. south	217,077	211,429
U.S. northeast	71,526	89,542
Corporate	(55,827)	(53,950)
	$511,237	$527,429

Amortization
Canada	$103,112	$100,516
U.S. south	110,172	99,126
U.S. northeast	57,501	54,041
Corporate	3,333	3,383
	$274,118	$257,066

Restructuring expenses	$-	$1,609
Goodwill impairment	$-	$360,557
Net gain on sale of capital assets	$(592)	$(3,412)

Operating income (loss)	$237,711	$(88,391)

				December 31, 2012
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$409,296	$421,108	$98,710	$-	$929,114
Capital assets	$379,095	$421,374	$118,210	$8,839	$927,518
Landfill assets	$207,485	$404,403	$351,832	$-	$963,720
Total Assets	$1,283,434	$1,461,817	$684,959	$45,351	$3,475,561

				December 31, 2011
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$372,596	$350,126	$51,687	$-	$774,409
Capital assets	$296,397	$364,396	$105,034	$10,231	$776,058
Landfill assets	$221,660	$397,293	$339,839	$-	$958,792
Total Assets	$1,145,143	$1,301,687	$587,931	$42,843	$3,077,604